Consolidation of RiverFront Investment Partners I, LLC. (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
RiverFront remeasurement balance sheet
	As of July 1, 2017 (in thousands)
	Riverfront	Gain on Remeasure-
	Holdings I, LLC	ment	Revised

Land	$7,220	$21,107	$28,327
Building and improvements, net	81,773	34,362	116,135
Value of leases in place	—	4,727	4,727
Cash	2,295	—	2,295
Cash held in escrow	171	—	171
Accounts receivable	40	—	40
Prepaid expenses	142	—	142
Total Assets	$91,641	$60,196	$151,837

Long-term Debt	$78,587	$—	$78,587
Amortizable debt costs	(852)	—	(852)
Other liabilities	905	—	905
Equity – FRP	8,583	39,727	48,310
Equity – MRP	4,418	20,469	24,887
Total Liabilities and Capital	$91,641	$60,196	$151,837